As filed with the Securities and Exchange Commission on May 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

THE MERGER FUND VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Merger VL Fund
Schedule of Investments
March 31, 2006 (unaudited)

Shares		Value
	COMMON STOCKS - 116.86%
	Apparel Manufacturing - 1.00%
1,600	Jones Apparel Group, Inc. (d)	$56,592

	Apparel Retailing - 2.00%
1,200	Burlington Coat Factory Warehouse Corp. (c )	54,540
2,470	J. Jill Group Inc. (a) (c )	59,058
		113,598

	Audio & Video Equipment - 2.36%
13,176	IMAX Corporation (a) (f)	133,736

	Automotive Parts & Equipment - 1.72%
5,650	Titan International, Inc.	97,519

	Biometrics - 3.09%
22,003	Identix Incorporated (a) (f)	175,144

	Broadcasting - 2.56%
1,150	Lin TV Corp - Class A (a)	10,350
3,900	Univision Communications, Inc. (a) (g)	134,433
		144,783

	Brokerage Services - 3.36%
37,400	Instinet Group Incorporated (a) (f)	190,295

	Building Products - 5.04%
3,400	Lafarge North America, Inc. (d)	285,600

	Chemicals - 1.62%
4,750	Huntsman Corporation (a) (d)	91,675

	Computer Graphics - 2.83%
2,500	Pixar (a) (g)	160,350

	Computer Hardware - 0.32%
2,100	Lexar Media, Inc. (a)	18,018

	Education Services - 2.98%
4,064	Education Management Corporation (a) (f)	169,062

	Food Retailing - 3.94%
8,700	Albertson's, Inc. ( c)	223,329

	Healthcare Information Services - 1.99%
10,455	Emdeon Corporation (a) (f)	112,914

	Hospitality - 4.89%
6,200	Fairmont Hotels & Resorts Inc. (f)	277,140

	Information Technology - 3.95%
4,100	Anteon International Corporation (a) (c )	223,696

	Integrated Gas & Electric Companies - 1.79%
3,143	Endesa, S.A.	101,468

	Lottery Services - 2.58%
4,300	GTECH Holdings Corporation (f)	146,415

	Medical Devices - 5.06%
3,670	Guidant Corporation (f)	286,480

	Metals & Mining - 1.05%
1,700	Falconbridge Limited	59,493

	Multi-Industry - 1.87%
3,950	Tyco International Ltd. (d)	106,176

	Newspaper Publishing - 3.21%
2,875	Knight Ridder, Inc. (g)	181,729

	Office Products - 4.11%
7,400	Dictaphone Corporation (a) (h)	233,100

	Oil & Gas Exploration & Production - 8.03%
4,943	Burlington Resources, Inc.	455,035

	Pharmaceuticals - 9.02%
7,488	Abgenix, Inc. (a) (c )	168,480
1	Allergan, Inc.	45
4,800	Andrx Corp. (a) (d)	113,952
2,200	Schering AG (g)	228,723
		511,200

	Power Conversion & Communications Products - 1.95%
10,100	Artesyn Technologies, Inc. (a) (c )	110,595

	Publishing & Market Research - 3.18%
5,550	VNU NV (g)	180,453

	Real Estate Investment Trusts - 4.86%
6,100	Arden Realty, Inc. (c )	275,293

	Satellite Communications - 2.45%
5,600	PanAmSat Holding Corp. (g)	138,992

	Savings & Loans - 3.49%
4,750	Independence Community Bank Corp. (f)	197,980

	Specialty Chemicals - 4.32%
4,900	Engelhard Corporation (d)	194,089
3,000	Tronox, Inc. - Class B (a)	50,970
		245,059

	Steel - 2.10%
2,900	Arcelor	114,323
120	Mittal Steel Company N.V. - ADR (c ) (h)	4,594
		118,917

	Telephony - 14.14%
8,000	Nextel Partners, Inc. - Class A (a) (d)	226,560
4,600	Portugal Telecom, SGPS, S.A. (g)	55,801
25,795	Price Communications Corporation (a) (e)	456,314
3,000	Vodafone Group PLC - ADR (d)	62,700
		801,375
	TOTAL COMMON STOCKS (Cost $6,471,242)	6,623,211

Contracts (100 shares per contract)
	CALL OPTIONS PURCHASED - 0.02%
	Verizon Communications Inc.
139	Expiration: July, 2006, Exercise Price: $40.00	1,043
	TOTAL CALL OPTIONS (Cost $2,954)	1,043

Principal
Amount
	TAX ESCROW NOTE - 0.06%
	Telephony - 0.06%
$4,979	NextWave Wireless LLC Secured Note	3,236
	TOTAL TAX ESCROW NOTE (Cost $2,739)	3,236

	CORPORATE BONDS - 4.47%
119,000	Adelphia Communications Corporation	75,565
	10.250%, 06/15/2011 (b)
115,000	Meristar Hospitality Corporation	132,969
	9.125%, 01/15/2011
55,000	Toys "R" Us, Inc.	44,756
	7.875%, 04/15/2013
	TOTAL CORPORATE BONDS (Cost $265,075)	253,290

	SHORT-TERM INVESTMENTS - 0.00%
	Variable Rate Demand Notes - 0.00%
213	U.S. Bank, 4.573%	213
	TOTAL SHORT-TERM INVESTMENTS (Cost $213)	213
	Total Investments (Cost $6,742,223) (i)	$6,880,993

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security in default.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for equity swap contracts.
(f)	All or a portion of the shares have been committed as collateral for the credit facility.
(g)	All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(h)	Fair-valued security.
(i)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$6,831,025
	Gross unrealized appreciation	92,433
	Gross unrealized depreciation	(42,465)
	Net unrealized appreciation	$49,968

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Merger VL Fund
Schedule of Securities Sold Short
March 31, 2006 (unaudited)

	Shares		Value
	4,660	Boston Scientific Corp.	$107,413
	3,569	ConocoPhillips	225,382
	900	Inco Limited	44,867
	1,475	McClatchy Company - Class A	72,054
	1,125	Micron Technology, Inc.	16,560
	2,440	Mittal Steel Company N.V. - ADR	93,410
	1,560	SUPERVALU, Inc.	48,079
	3,000	Tronox, Inc. - Class B	50,880
	9,300	Verizon Communications	316,758
	10,450	Viisage Technology, Inc.	182,979
	5,700	The Walt Disney Co.	158,973
	2,100	WebMD Health Corp. - Class A	87,444
			1,404,799
	Principal
	Amount
		U.S. Treasury Note
	$115,000	4.50%, 02/28/2011	113,347
		Total Securities Sold Short (Proceeds $1,451,521)	$1,518,146

ADR	American Depository Receipt.

Merger VL Fund
Schedule of Options Written
March 31, 2006 (unaudited)

	Contracts (100 shares per contract)		Value
		CALL OPTIONS

	36	Andrx Corp.	$1,440
		Expiration: September, 2006, Exercise Price: $25.00
		Engelhard Corporation
	14	Expiration: April, 2006, Exercise Price: $40.00	385
	15	Expiration: July, 2006, Exercise Price: $40.00	1,650
		Huntsman Corporation
	30	Expiration: April, 2006, Exercise Price: $20.00	675
	8	Expiration: May, 2006, Exercise Price: $20.00	480
	16	Jones Apparel Group, Inc.	1,520
		Expiration: April, 2006, Exercise Price: $35.00
		LaFarge North America, Inc.
	8	Expiration: April, 2006, Exercise Price: $80.00	3,240
	26	Expiration: May, 2006, Exercise Price: $80.00	12,220
	24	Tyco International Ltd.	1,680
		Expiration: May, 2006, Exercise Price: $27.50
		Univision Communications, Inc.
	28	Expiration: April, 2006, Exercise Price: $35.00	1,820
	11	Expiration: May, 2006, Exercise Price: $35.00	1,265
	30	Vodafone Group PLC - ADR	300
		Expiration: April, 2006, Exercise Price: $22.50
		Total Options Written (Premiums received $29,293)	$26,675

ADR	American Depository Receipt.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund VL

By (Signature and Title)_/s/ Frederick W. Green
Frederick W. Green, President

Date May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date May 16, 2006

By (Signature and Title) /s/ Bonnie L Smith
Bonnie L. Smith, Treasurer

Date May 16, 2006